UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund: BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Michigan Insured Fund II, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock MuniYield Michigan Insured Fund II Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 137.2%

Corporate — 13.5%
Delta County EDC, Refunding RB, Mead Westvaco-Escanaba, Series A, 6.25%, 4/15/12 (a)	$2,420	$2,675,310
Dickinson County EDC Michigan, Refunding RB, International Paper Co. Project, Series A, 5.75%, 6/01/16	2,500	2,567,475
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (NPFGC), 5.55%, 9/01/29	9,500	9,465,705
Monroe County EDC Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	6,500	7,570,940

		22,279,430

County/City/Special District/School District — 43.1%
Adrian City School District Michigan, GO (AGM), 5.00%, 5/01/14 (a)	2,400	2,737,200
Anchor Bay School District Michigan, GO, School Building & Site, Series II (Q-SBLF), 5.75%, 5/01/10 (a)	2,165	2,165,325
Bay City School District Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/36	2,915	2,967,907
Bullock Creek School District Michigan, GO (NPFGC) (a):
5.50%, 5/01/10	50	50,008
5.50%, 5/01/10	2,100	2,100,315
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,250	1,306,413
5.00%, 4/01/26	1,250	1,300,325
5.00%, 4/01/27	500	525,625
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	600	615,942
County of Genesee Michigan, GO, Water Supply System (NPFGC), 5.13%, 11/01/33	500	504,700
County of Wayne Michigan, GO, Airport Hotel, Detroit Metropolitan Airport, Series A (NPFGC), 5.00%, 12/01/30	1,180	1,081,930
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	2,000	2,098,380

Municipal Bonds	Par (000)	Value

Michigan (continued)

County/City/Special District/School District (continued)
Detroit City School District Michigan, GO, School Building & Site Improvement (FGIC):
Series A, 5.38%, 5/01/13 (a)	$1,480	$1,656,904
Series B, 5.00%, 5/01/28	1,900	1,873,381
Eaton Rapids Public Schools Michigan, GO, School Building & Site (AGM), 5.25%, 5/01/23	2,000	2,138,300
Gibraltar School District Michigan, GO, School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	3,065	3,486,652
(NPFGC), 5.00%, 5/01/28	585	595,817
Grand Blanc Community Schools Michigan, GO (NPFGC):
5.63%, 5/01/17	1,000	1,059,550
5.63%, 5/01/18	1,000	1,058,010
5.63%, 5/01/19	1,100	1,162,128
Grand Rapids Building Authority Michigan, RB, Series A (AMBAC) (a):
5.50%, 10/01/12	535	593,764
5.50%, 10/01/12	130	144,279
Harper Creek Community School District Michigan, GO, Refunding (AGM), 5.00%, 5/01/22	1,000	1,057,400
Harper Woods School District Michigan, GO, Refunding, School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	215	245,208
(NPFGC), 5.00%, 5/01/34	10	10,090
Hartland Consolidated School District Michigan, GO (Q-SBLF), 6.00%, 5/01/10 (a)	3,425	3,425,548
Haslett Public School District Michigan, GO, Building & Site (NPFGC), 5.63%, 11/01/11 (a)	1,275	1,370,026
Jackson Public Schools Michigan, GO (FGIC), 5.38%, 5/01/10 (a)	3,975	3,975,556
Jonesville Community Schools Michigan, GO, Refunding (NPFGC), 5.00%, 5/01/29	1,085	1,100,331

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

BLACKROCK MUNIYIELD MICHIGAN INSURED FUND II, INC.	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (continued)

County/City/Special District/School District (continued)
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM):
5.00%, 5/01/12	$400	$428,152
5.00%, 5/01/25	1,000	1,038,040
5.00%, 5/01/26	1,050	1,085,154
5.00%, 5/01/35	2,000	2,038,080
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC), 4.63%, 5/01/28	2,325	2,329,231
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/24	500	517,070
Ludington Area School District Michigan, GO (NPFGC), 5.25%, 5/01/23	1,440	1,530,835
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	3,000	3,047,400
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGM):
5.50%, 10/15/10	4,110	4,203,626
5.50%, 10/15/10 (b)	390	399,337
New Haven Community Schools Michigan, GO, Refunding, School Building & Site (AGM), 5.00%, 5/01/23	500	524,085
New Lothrop Area Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/35	1,200	1,216,116
Pontiac Tax Increment Finance Authority Michigan, Tax Allocation Bonds, Refunding, Tax Increment Development (ACA), 5.38%, 6/01/12 (a)	640	704,064
Reed City Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	1,000	1,140,500
South Lyon Community Schools Michigan, GO, Series A (NPFGC), 5.75%, 5/01/10 (a)	2,650	2,650,397
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM), 5.00%, 5/01/14 (a)	1,000	1,132,980
Sparta Area Schools Michigan, GO, School Building & Site (FGIC), 5.00%, 5/01/14 (a)	1,000	1,135,480
Thornapple Kellogg School District Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/32	1,500	1,528,380
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/28	750	780,083

Municipal Bonds	Par (000)	Value

Michigan (continued)

County/City/Special District/School District (concluded)
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/29	$1,230	$1,250,947

		71,086,971

Education — 5.7%
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	1,125	1,072,643
Michigan Higher Education Facilities Authority, Refunding RB, Limited Obligation, Creative Studies (a):
5.85%, 6/01/12	550	605,050
5.90%, 6/01/12	1,000	1,101,120
Michigan Higher Education Student Loan Authority, RB, AMT Student Loan (AMBAC):
Series XVII-B, 5.40%, 6/01/18	3,000	3,001,590
Series XVII-Q, 5.00%, 3/01/31	500	468,595
Michigan State Building Authority, RB, Facilities Program, Series II (AMBAC), 4.83%, 10/15/10 (b)(c)	1,675	1,671,633
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC), 5.00%, 7/01/24	1,450	1,487,163

		9,407,794

Health — 23.9%
Dickinson County Healthcare System, Refunding RB, Series A (ACA), 5.80%, 11/01/24	2,170	2,114,014
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA):
6.00%, 7/01/20	755	740,315
Series A, 5.38%, 7/01/20	385	359,505
Kent Hospital Finance Authority Michigan, RB, Spectrum Health, Series A (NPFGC), 5.50%, 7/15/11 (a)	3,000	3,205,950
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	2,300	2,392,000
Hospital, MidMichigan Obligation Group, Series A (AMBAC), 5.50%, 4/15/18	1,000	1,021,720
McLaren Health Care, Series C, 5.00%, 8/01/35	1,585	1,477,379
Mercy Health Services, Series R (AMBAC), 5.38%, 8/15/26 (b)	2,000	2,008,060

2	BLACKROCK MUNIYIELD MICHIGAN INSURED FUND II, INC.	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (continued)

Health (concluded)
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Crittenton, Series A, 5.63%, 3/01/27	$1,300	$1,288,040
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/25	2,870	2,768,746
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/37	3,340	2,943,141
Hospital, Sparrow Obligated, 5.00%, 11/15/31	1,595	1,504,611
McLaren Health Care, 5.75%, 5/15/38	1,500	1,535,805
Trinity Health Credit, Series C, 5.38%, 12/01/23	1,000	1,013,780
Trinity Health Credit, Series C, 5.38%, 12/01/30	1,950	1,948,694
Trinity Health Credit, Series D, 5.00%, 8/15/34	1,650	1,600,220
Trinity Health, Series A, 6.00%, 12/01/20	1,400	1,429,680
Trinity Health, Series A, 6.13%, 12/01/23	940	1,036,491
Trinity Health, Series A, 6.25%, 12/01/28	570	630,528
Trinity Health, Series A, 6.50%, 12/01/33	1,400	1,560,580
Trinity Health, Series A, (AMBAC), 6.00%, 12/01/10 (a)	65	67,615
Trinity Health, Series A, (AMBAC), 6.00%, 12/01/27	5,435	5,534,950
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,180,330

		39,362,154

Housing — 3.3%
Michigan State HDA, RB:
Deaconess Tower, AMT (GNMA), 5.25%, 2/20/48	1,000	1,005,680
Series A, 6.00%, 10/01/45	4,280	4,422,439
Series A, AMT (NPFGC), 5.30%, 10/01/37	20	20,027

		5,448,146

State — 14.2%
Michigan Municipal Bond Authority, Refunding RB, Local Government, Charter County Wayne, Series B (AGC):
5.00%, 11/01/14	1,500	1,652,715
5.00%, 11/01/15	1,000	1,088,320
5.00%, 11/01/16	500	549,075
5.38%, 11/01/24	125	135,189

Municipal Bonds	Par (000)	Value

Michigan (continued)

State (concluded)
Michigan State Building Authority, Refunding RB:
Facilities Program, Series I, 6.25%, 10/15/38	$2,350	$2,586,269
Facilities Program, Series I (AGC), 5.25%, 10/15/24	2,000	2,134,160
Facilities Program, Series I (AGC), 5.25%, 10/15/25	1,500	1,589,415
Facilities Program, Series I (AGC), 5.25%, 10/15/26	400	421,320
Facilities Program, Series II (NPFGC), 5.00%, 10/15/29	2,000	2,009,400
Series IA (NPFGC), 5.00%, 10/15/32	2,500	2,502,675
State of Michigan, COP, Refunding, New Center Development Inc. (NPFGC), 5.75%, 9/01/11 (b)	5,045	5,390,835
State of Michigan, RB, GAN (AGM), 5.25%, 9/15/27	3,250	3,405,512

		23,464,885

Transportation — 15.7%
County of Wayne Michigan, RB, Detroit Metropolitan, Wayne County, Series A, AMT (NPFGC), 5.38%, 12/01/15	6,500	6,577,545
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	4,475	4,281,949
5.25%, 12/01/26	3,700	3,477,371
5.00%, 12/01/34	5,200	4,400,240
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/26	3,060	3,080,410
5.38%, 12/01/32	4,300	3,994,743

		25,812,258

Utilities — 17.8%
City of Detroit Michigan, RB, Second Lien:
Series A (AGM), 5.00%, 7/01/25	3,460	3,492,662
Series A (FGIC), 5.75%, 7/01/11 (a)	1,000	1,065,930
Series A (NPFGC), 5.00%, 7/01/34	4,600	4,461,586
Series B (AGM), 7.00%, 7/01/36	2,000	2,303,860
Series B (NPFGC), 5.00%, 7/01/13 (a)	1,780	1,984,397
Series B (NPFGC), 5.00%, 7/01/34	2,620	2,541,164
City of Detroit Michigan, Refunding RB, Second Lien, Series C (AGM), 5.00%, 7/01/29	6,475	6,501,807

BLACKROCK MUNIYIELD MICHIGAN INSURED FUND II, INC.	APRIL 30, 2010	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (concluded)

Utilities (concluded)
City of Grand Rapids Michigan, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	$1,500	$1,693,125
City of Wyoming Michigan, RB (NPFGC), 5.00%, 6/01/30	5,300	5,370,967

		29,415,498

Total Municipal Bonds in Michigan		226,277,136

Puerto Rico — 7.8%

State — 5.8%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	4,200	4,438,140
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (c):
5.19%, 8/01/43	12,500	1,719,125
4.99%, 8/01/46	30,000	3,354,000

		9,511,265

Transportation — 2.0%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	3,000	3,264,420

Total Municipal Bonds in Puerto Rico		12,775,685

Total Municipal Bonds – 145.0%		239,052,821

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

Michigan — 10.8%

Corporate — 4.9%
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	7,790	8,052,367

County/City/Special District/School District — 2.6%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/37	3,970	4,270,450

Education — 3.3%
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	2,850	2,948,752

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Michigan (concluded)

Education (concluded)
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	$2,500	$2,581,050

		5,529,802

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 10.8%		17,852,619

Total Long-Term Investments (Cost – $254,459,972) – 155.8%		256,905,440

Short-Term Securities	Shares

CMA Michigan Municipal Money Fund, 0.00% (e)(f)	811,875	811,875

Total Short-Term Securities (Cost – $811,875) – 0.5%		811,875

Total Investments (Cost – $255,271,847*) – 156.3%		257,717,315
Other Assets Less Liabilities –2.2%		3,567,594
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (5.5)%		(9,040,797)
Preferred Shares, at Redemption Value – (53.0)%		(87,357,303)

Net Assets Applicable to Common Shares – 100.0%		$164,886,809

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$247,907,626

Gross unrealized appreciation	$7,925,699
Gross unrealized depreciation	(7,146,010)

Net unrealized appreciation	$779,689

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

4	BLACKROCK MUNIYIELD MICHIGAN INSURED FUND II, INC.	APRIL 30, 2010

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Insured Fund II Inc. (MYM)

(e)	Investment in Companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

CMA Michigan Municipal Money Fund	4,115,561	(3,303,686)	811,875	$607

(f)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$256,905,440	—	$256,905,440
Short-Term Securities	$811,875	—	—	811,875

Total	$811,875	$256,905,440	—	$257,717,315

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD MICHIGAN INSURED FUND II, INC.	APRIL 30, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Insured Fund II, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: June 28, 2010